SHARE CAPITAL AND WARRANTS - Issued and Outstanding - Common Shares (Details) - Common shares - CAD ($) shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Number of Common Shares
Outstanding, Beginning of Year (in shares)	1,883,400	1,825,038
Issued Under the Arrangement, net of Issuance Costs (in shares)	0	143,935
Issued Upon Exercise of Warrants (in shares)	536	2,471
Issued Under Stock Option Plans (in shares)	4,339	1,394
Purchases of common shares under NCIB (in shares)	(71,718)	(89,438)
Purchase of Common Shares Under ASPP (in shares)	0	0
Outstanding, End of Period (in shares)	1,816,557	1,883,400
Amount
Outstanding, Beginning of Year	$ 18,599	$ 15,659
Shares Issued In Amount Under Arrangement	0	3,667
Issued Upon Exercise of Warrants	5	24
Issued Under Stock Option Plans	99	20
Purchase of Common Shares Under NCIB	(709)	(771)
Purchase of Common Shares Under ASPP	(60)	0
Outstanding, End of Period	$ 17,934	$ 18,599